INVESTMENT TRADING SECURITIES AND MARGIN LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INVESTMENT TRADING SECURITIES AND MARGIN LOANS
INVESTMENTS IN TRADING SECURITIES INVESTMENTS IN TRADING SECURITIES INVESTMENTS IN TRADING SECURITIES

NOTE 4 – INVESTMENT TRADING SECURITIES AND MARGIN LOANS

The Company invested in various industries within the Nasdaq and New York stock exchange.

As of June 30, 2023, the market value of the Company’s account portfolio, consisting of stocks only, was $0.00 offset by a margin loan of $0.00. The loan is collateralized by the securities in the account and carries 7.5% annual interest rate. The Company transferred $200,000 cash from accounts to brokerage account during the 3rd quarter of 2021. The Company invested in various industries within the Nasdaq and New York stock exchange. The margin loan interest was $0.00 for the period ended June 30, 2023.

NOTE 4 – INVESTMENTS IN TRADING SECURITIES INVESTMENTS IN TRADING SECURITIES INVESTMENTS IN TRADING SECURITIES

As of December 31, 2022, the market value of the Company’s account portfolio, consisting of stocks only, was $0.00 offset by a margin loan of $0.00. The loan is collateralized by the securities in the account and carries 7.5% annual interest rate. The Company transferred $200,000 cash from accounts to brokerage account during the 3rd quarter of 2021. The Company invested in various industries within the Nasdaq and New York stock exchange. The margin loan interest was $4,617 for the year ended December 31, 2022.

As of December 31, 2021, the market value of the Company’s account portfolio, consisting of stocks only, was offset by a margin loan of $263,151. Since the margin loan was collateralized by the securities in the account, the brokerage firm sold the collateralized securities during January through April of the year 2022 to pay the margin loan owed.

As of December 31, 2021, the market value of the Company’s account portfolio, consisting of stocks only, was $588,945 offset by a margin loan of $263,151. The loan is collateralized by the securities in the account and carries 7.5% annual interest rate. The Company transferred $200,000 cash from accounts to brokerage account during the 3rd quarter of 2021 The Company invested in various industries within the Nasdaq and New York stock exchange. The margin loan interest was $1,257 for the year ended December 31, 2021.

Trading Securities	Dec 31, 2022	Dec 31, 2021
Stocks	$0.00	$588,945